FINANCIAL CONTRACT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about financial contract liability [Table Text Block]
$
Balance at January 1, 2017 (US$5,382)	7,226
Foreign exchange gain	(474)
Balance at December 31, 2017 (US$5,382)	6,752
Non-cash consideration for settlement of the liability (US$356)	(486)
Gain on settlement of the liability (US$5,026)	(6,857)
Foreign exchange loss	591
Balance at December 31, 2018	-